Cash and cash equivalents	12 Months Ended
Dec. 31, 2014
Cash and cash equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions. Cash and cash equivalents balance as of December 31, 2013 and 2014 primarily consist of the following currencies:

	December 31, 2013		December 31, 2014
	Amount	RMB equivalent	Amount	RMB equivalent

RMB	715,316	715,316	394,214	394,214
US$	2,342	14,282	13,205	80,814

Total		729,598		475,028